January 17, 2012

Supplement

SUPPLEMENT DATED JANUARY 17, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Prospectus. In addition, the following changes to the Prospectus are effective as of January 17, 2012:

The section of the Prospectus entitled "Portfolio Summary—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	March 2010

Richard Lindquist	Managing Director	January 2012

Michael Kushma	Managing Director	January 2012

Christian G. Roth	Managing Director	March 2010

Jaidip Singh	Executive Director	January 2012

Neil Stone	Managing Director	January 2012

The second, third and fourth paragraphs under the section of the Prospectus entitled "Portfolio Details—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Richard Lindquist, Michael Kushma, Christian G. Roth, Jaidip Singh and Neil Stone.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Lindquist has been associated with the Adviser in an investment management capacity since November 2011. Mr. Lindquist was a Managing Director and Co-head of U.S. High Yield at Guggenheim Partners from April 2009 to November 2011. Prior to April 2009, he was the Head of U.S. and Global High Yield Fixed Income at HSBC Halbis Partners/HSBC Global Asset Management. Mr. Kushma has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1987. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Members of the team collaborate to manage the assets of the Portfolio.

***

All references to the defined term "Investment Adviser" in the Prospectus are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

January 17, 2012

Supplement

SUPPLEMENT DATED JANUARY 17, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
(the "Fund")
Dated April 29, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing The Flexible Income Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Statement of Additional Information. In addition, the following changes to the Statement of Additional Information are effective as of January 17, 2012:

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers at December 31, 2010 (unless otherwise indicated):—Flexible Income" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Eric J. Baurmeister	7	$2.3 billion	19	$2.2 billion	15(1)	$4.9 billion(1)
Richard Lindquist*	0	$0	0	$0	0	$0
Michael Kushma*	0	$0	12	$4.9 billion	25(2)	$10.7 billion(2)
Christian G. Roth	6	$720.3 million	13	$7.7 billion	37(3)	$15.6 billion(3)
Jaidip Singh*	10	$ 2.0 billion	0	$0	18	$6.7 billion(4)
Neil Stone*	9	$ 958.4 million	0	$0	64	$ 12.5 billion(4)

*  As of September 30, 2011.

(1)  Of these other accounts, two accounts with total assets of approximately $455.2 million, had performance-based fees.

(2)  Of these other accounts, four accounts with total assets of approximately $1.3 billion, had performance-based fees.

(3)  Of these other accounts, four accounts with total assets of approximately $1.5 billion, had performance-based fees.

(4)  Of these other accounts, one account with total assets of approximately $725.7 million, had performance-based fees.

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers—Flexible Income " is hereby deleted and replaced with the following:

Eric J. Baurmeister	none

Richard Lindquist	none**

Michael Kushma	none**

Christian G. Roth	none

Jaidip Singh	none**

Neil Stone	none**

** As of September 30, 2011.

***

All references to the defined term "Investment Adviser" in the Statement of Additional Information are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.